PROVISIONS AND CONTINGENT LIABILITIES (Tables)	3 Months Ended
Mar. 31, 2022
Contingent liabilities
Schedule of provisions in an amount sufficient to cover losses considered probable and for which a reliable estimate can be made

	3/31/2022	12/31/2021
Current
Civil	2,220,386	2,262,622
Labor	5,592	5,027
	2,225,978	2,267,649
Non-current
Civil	28,109,050	27,747,381
Labor	2,267,615	2,233,654
Tributaries	588,730	569,640
Environmental	40,668	36,743
Regulatory	605,068	554,804
	31,611,131	31,142,222

Total	33,837,109	33,409,871

Schedule of provisions during the year

Balance as of December 31, 2021	33,409,871
Establishment of provisions	1,130,311
Reversal of provisions	(502,701)
Monetary corrections	421,383
Judicial deposits	197,494
Payments	(819,249)
Balance as of March 31, 2022	33,837,109

Provisions for Contingencies
Contingent liabilities
Schedule of possible losses from lawsuits

	3/31/2022	12/31/2021
Civil	38,222,670	44,358,547
Labor	3,388,474	3,473,210
Tax	8,886,621	8,755,786
Environmental	800,151	787,918
Regulatory	1,417,734	1,367,227
	52,715,650	58,742,688